Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 6 - GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill:

(i)	Composition

Goodwill relates to the Production Solutions for the Electronics Industry segment.

Composition of goodwill and changes therein the years ended December 31, 2016 and 2015 are as follows:

	December 31
	2016	2015
	$ in thousands
Balance at the beginning of year	170,177	179,445
Acquired during the year	6,197
Disposed during the year following the sale of Thermal Products Business based on relative fair value		(9,593)
Purchase price adjustment		325

Balance at the end of year	176,374	170,177

(ii)	Annual goodwill impairment test

As mentioned in Note 1m, the Company has designated September 30 of each year as the date on which it performs its annual goodwill impairment test.

In the years ended December 31, 2016 and 2015, the Company determined there was no impairment with respect to goodwill.

b.	Other intangible assets

Other intangible assets are composed as follows:

	December 31
	2016	2015
	$ in thousands
Cost:
Intellectual property	67,350	126,190
Customer relations	97,483	96,824
Trade name	6,008	5,618
Backlog		10,029
Other	143

	170,984	238,661
Less:
Accumulated amortization	86,774	129,026

	84,210	109,635

Amortization of other intangible assets totaled $27,456,000, $30,224,000 and $19,235,000 in the years ended December 31, 2016, 2015 and 2014, respectively.

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2017	25,490
2018	25,478
2019	18,544
2020	10,193
2021	3,610
2022 and thereafter	895

84,210